Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 — ACCOUNTS RECEIVABLE, NET

The accounts receivable consists of the following:

	June 30, 2026	December 31, 2025
Accounts receivable from services	$120,000	$1,580,000
Total	120,000	1,580,000
Less: allowance for credit losses	-	-
Accounts receivable, net	$120,000	$1,580,000

As of December 31, 2025, the Company had accounts receivable of $1,580,000, which was fully collected prior to June 30, 2026. As of June 30, 2026, the Company had accounts receivable of $120,000 arising from services rendered during the six months ended June 30, 2026.